Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (9,324)	$ (17,756)	$ (23,845)	$ (20,288)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock-based compensation expense	954	1,621	2,396	2,658
Depreciation and amortization	472	500	669	733
Loss on disposal of assets		36	36
Fair value of warrants issued for services	651	452	711	232
Common stock issued for services				20
Accretion of discount on note receivable				(29)
Forgiveness of indebtedness income			(1,265)
Impairment on note receivable				911
Change in fair value of warrant liability, net of issuance costs of $645	(10,362)
Excess warrant fair value	6,453
Forgiveness of indebtedness income		(1,265)
Changes in operating assets and liabilities:
Accounts receivable	229	337	746	228
Operating lease assets and liabilities, net	(81)	7	7	548
Tenant improvement allowance		516	516	(516)
Prepaid expenses and other current assets	679	(541)	126	(902)
Deposits	81	(17)	(16)	(47)
Accounts payable	118	(276)	491	139
Accrued expenses	42	(644)	(941)	1,117
Employee retention credit liability	1,220
Other liabilities	94	261	144
Contract liability	(424)	182	638	(539)
Net cash used in operating activities	(9,198)	(16,587)	(19,587)	(15,735)
CASH FLOWS FROM INVESTING ACTIVITIES:
Acquisitions of property and equipment	(638)	(724)	(924)	(2,396)
Payment for business acquisition				(225)
Principal collections under note receivable				13
Payment for asset purchase	(50)
Net cash used in investing activities	(688)	(724)	(924)	(2,608)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from the private placement of common stock and pre-funded warrants	8,000
Proceeds from issuance of common stock				27,930
Redemption of preferred stock				(1,500)
Payments for issuance costs	(645)			(2,238)
Principal payments on debt				(25)
Net cash provided by financing activities	7,355			24,167
Net decrease in cash and cash equivalents	(2,531)	(17,311)	(20,511)	5,824
Cash and cash equivalents at beginning of year	3,519	24,030	24,030	18,206
Cash and cash equivalents at end of year	988	6,719	3,519	24,030
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Cash paid for interest		2	2	18
SUPPLEMENTAL DISCLOSURE OF NON-CASH INVESTING AND
Fair value of warrants issued in asset purchase	$ 116			136
Fair value of warrants issued in business acquisition				172
Fair value of warrants issued to underwriters in connection with follow-on offering				1,486
Capital expenditures included in accounts payable				$ 110